Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2022	Mar. 31, 2021
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 5,167	¥ 4,559
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	245	249
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	4,785	4,184
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 137	¥ 126